UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

     Date of fiscal year end: August 31
Date of reporting period: November 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY
MARKET TRUST

CITI CONNECTICUT TAX FREE
RESERVES

     FORM N-Q
NOVEMBER 30, 2007

Citi Connecticut Tax Free Reserves

Schedule of Investments (unaudited)	November 30, 2007

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 99.0%
Education — 18.7%
	Connecticut State, HEFA Revenue:
$4,800,000	Avon Old Farms School, LOC-Bank of America, 3.570%, 12/6/07 (a)	$4,800,000
1,340,000	Quinnipiac University, LOC-JPMorgan Chase, 3.460%, 12/3/07 (a)	1,340,000
3,100,000	Ridgefield Academy, LOC-Bank of America, 3.570%, 12/6/07 (a)	3,100,000
3,700,000	Sacred Heart University, LOC-Bank of America, 3.590%, 12/6/07 (a)	3,700,000
700,000	Salisbury School Inc., LOC-Fleet National Bank, 3.570%, 12/6/07 (a)	700,000
7,325,000	University of New Haven, LOC-Wachovia Bank, 3.610%, 12/6/07 (a)	7,325,000
4,480,000	Washington Montessori School, LOC-Wachovia Bank, 3.630%, 12/6/07 (a)	4,480,000
4,680,000	Westover School, LOC-TD Banknorth, 3.580%, 12/6/07 (a)	4,680,000
	Yale University:
1,000,000	3.400%, 12/3/07 (a)	1,000,000
21,400,000	3.460%, 12/6/07 (a)	21,400,000
12,720,000	3.520%, 12/3/07 (a)	12,720,000
3,000,000	3.510%, 12/5/07 (a)	3,000,000
6,190,000	3.520%, 12/3/07 (a)	6,190,000
	Total Education	74,435,000
General Obligation — 39.2%
835,000	Berlin, CT, GO, BAN, 4.000% due 3/4/08	835,695
10,235,000	Bethel CT, GO, BAN, 4.000% due 8/26/08	10,284,550
2,340,000	Brooklyn, CT, GO, BAN, 4.000% due 8/15/08	2,345,990
15,000,000	City of New Haven, CT, GO, BAN, 4.250% due 3/26/08	15,023,182
	Commonwealth of Puerto Rico, GO:
	Refunding Public Improvements:
8,000,000	FSA, LOC-JP Morgan Chase Bank, 3.570%, 12/6/07 (a)	8,000,000
15,100,000	FSA, SPA-Dexia Credit Local, 3.470%, 12/3/07 (a)	15,100,000
8,200,000	Refunding, Government Development Bank, MBIA, SPA-Credit Suisse,
	3.410%, 12/5/07 (a)	8,200,000
	Connecticut State, GO:
4,560,000	SPA-Dexia Credit Local, 3.430%, 12/6/07 (a)	4,560,000
12,000,000	SPA-Landesbank Hessen-Thuringen, 3.620%, 12/6/07 (a)	12,000,000
3,900,000	Easton, CT, GO, BAN, 4.000% due 2/7/08	3,903,606
3,175,000	Litchfield, CT, GO, BAN, 4.000% due 2/12/08	3,178,041
	New Britain, CT, GO:
3,280,000	AMBAC, SPA-Bank of Nova Scotia, 3.590%, 12/5/07 (a)	3,280,000
2,750,000	BAN, 4.250% due 4/4/08	2,756,330
1,035,000	New Haven, CT, GO, 3.510% due 12/12/07	1,035,000
1,925,000	North Haven, CT, GO, BAN, 4.250% due 1/22/08	1,926,806
5,050,000	Regional School District, No. 10, CT, GO, BAN, 4.000% due 8/12/08	5,060,431
640,000	Seymour, CT, GO, BAN, 4.250% due 8/14/08	642,450
10,000,000	Shelton, CT, GO, BAN, 4.000% due 10/23/08	10,054,938
5,000,000	Sherman, CT, GO, BAN, 4.000% due 8/28/08	5,013,450
6,500,000	Thompson, CT, GO, BAN, 4.000% due 12/13/07	6,500,829
10,000,000	Trumbull, CT, GO, BAN, 4.250% due 9/10/08	10,046,047
20,986,000	Vernon, CT, GO, BAN, 4.000% due 2/14/08	21,005,024
5,000,000	Waterbury, CT, GO, Tax Revenue Intercept, BAN, 4.500% due 9/3/08	5,031,556
	Total General Obligation	155,783,925
Hospitals — 23.1%
	Connecticut State:
4,320,000	Development Authority Healthcare Revenue, Corporation Independent
	Living Project, LOC-HSBC Bank, 3.530%, 12/5/07 (a)	4,320,000
	HEFA Revenue:
1,700,000	Charlotte Hungerford, LOC-Bank of America, 3.570%, 12/6/07 (a)	1,700,000

See Notes to Schedule of Investments.

Citi Connecticut Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value
Hospitals — 23.1% (continued)
$8,500,000	Covenant Retirement, LOC-LaSalle Bank NA, 3.500%, 12/6/07 (a)	$8,500,000
10,790,000	Eastern Connecticut Health, LOC-Sovereign Bank & Comerica
	Bank, 3.600%, 12/6/07 (a)	10,790,000
5,000,000	Gaylord Hospital, LOC-Bank of America NA, 3.580%, 12/6/07 (a)	5,000,000
3,385,000	Hartford Hospital, LOC-Bank of America, 3.570%, 12/5/07 (a)	3,385,000
10,990,000	Health Care Capital Asset, LOC-Bank of America, 3.570%, 12/5/07 (a)	10,990,000
5,220,000	Hospital of St Raphael, LOC-KBC Bank, 3.550%, 12/5/07 (a)	5,220,000
4,095,000	Marvelwood School Issue, LOC-Wachovia Bank, 3.630%, 12/6/07 (a)	4,095,000

10,000,000	Masonicare, LOC-Wachovia Bank NA, 3.600%, 12/3/07 (a)	10,000,000
3,385,000	Refunding, United Methodist Home, LOC-Wachovia Bank, 3.630%, 12/6/07 (a)	3,385,000
9,900,000	Updates-Edgehill, LOC-KBC Bank NV, 3.600%, 12/3/07 (a)	9,900,000
14,435,000	Wesleyan University, SPA-JPMorgan Chase, 3.620%, 12/5/07 (a)	14,435,000
	Total Hospitals	91,720,000
Housing: Multi-Family — 4.8%
13,600,000	Connecticut State, HFA, Housing Mortgage Finance Program, AMBAC,
	SPA-FHLB, 3.630%, 12/6/07 (a)(b)	13,600,000
5,505,000	Hartford Redevelopment Agency Mortgage Revenue, Refunding, Housing
	Underwood Tower Project, FSA, SPA-Societe Generale, 3.570%, 12/6/07 (a)	5,505,000
	Total Housing: Multi-Family	19,105,000
Housing: Single Family — 2.2%
	Connecticut State, HFA:
	Housing Mortgage Finance Program:
1,646,000	3.720%, 12/5/07 (a)(b)	1,646,000
2,000,000	SPA-Depfa Bank PLC, 3.600%, 12/6/07 (a)(b)	2,000,000
5,195,000	Housing Mortgage Finance, AMBAC, SPA-Depfa Bank PLC, 3.630%, 12/6/07 (a)(b)	5,195,000
	Total Housing: Single Family	8,841,000
Industrial Development — 1.2%
	Connecticut State Development Authority, IDR:
2,200,000	Northeast Foods Inc. Project, LOC-Bank of America, 3.620%, 12/6/07 (a)(b)	2,200,000
2,415,000	Wyre Wynd Corp. Project, LOC-Citizens Bank of MA, 3.620%, 12/5/07 (a)(b)	2,415,000
	Total Industrial Development	4,615,000
Life Care Systems — 2.3%
9,295,000	Connecticut State HEFA, Revenue, Jerome Home, LOC-Bank of America
	NA, 3.570%, 12/6/07 (a)	9,295,000
Tax Allocation — 0.5%
2,140,000	Connecticut State, Special Tax Obligation Revenue, Refunding,
	Transportation Infrastructure-1, AMBAC, SPA-Westdeutsche
	Landesbank, 3.620%, 12/5/07 (a)	2,140,000
Transportation — 5.7%
	Capital City, EDA:
2,035,000	SPA-Fleet National Bank, 3.470%, 12/5/07 (a)	2,035,000
3,285,000	Parking & Energy Fee Revenue, SPA-Bank of America, 3.470%, 12/5/07 (a)	3,285,000
6,000,000	Connecticut State Special Tax Obligation Revenue, Transport Infrastructure,
	FGIC, SPA-Dexia Public Finance, 3.620%, 12/5/07 (a)	6,000,000

See Notes to Schedule of Investments.

Citi Connecticut Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value
Transportation — 5.7% (continued)
$11,400,000	Valdez, AK, Marine Terminal Revenue, Refunding, BP Pipelines Inc. Project,
	3.610%, 12/5/07 (a)	$11,400,000
	Total Transportation	22,720,000
Water & Sewer — 1.3%
5,000,000	New Britain, CT, Revenue, AMBAC, SPA-Bank of Nova Scotia Trust
	Company, 3.590%, 12/5/07 (a)	5,000,000
	TOTAL INVESTMENTS — 99.0% (Cost — $393,654,925#)	393,654,925
	Other Assets in Excess of Liabilities — 1.0%	4,016,895
	TOTAL NET ASSETS — 100.0%	$397,671,820

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation - Insured Bonds
BAN - Bond Anticipation Notes
EDA - Economic Development Authority
FGIC - Financial Guaranty Insurance Company - Insured Bonds
FHLB - Federal Home Loan Bank
FSA - Financial Security Assurance - Insured Bonds
GO - General Obligation
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation - Insured Bonds
SPA - Standby Bond Purchase Agreement

Ratings Table* (November 30, 2007) (unaudited)

S&P/Moody’s**
A-1	67.4%
NR	11.4%
MIG1	7.9%
SP-1	7.3%
VMIG1	6.0%
100%

*	As a percentage of total investments.
**	S&P primary rating; Moody’s secondary.
See page 4 for definition of ratings.

See Notes to Schedule of Investments.

Short-Term Security Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

Moody’s Investors Service (“Moody’s”)

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Fitch Ratings Service (“Fitch”)

F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Citi Connecticut Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”), a Maryland business trust. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Connecticut, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Connecticut.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of
1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By   /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:   January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:   January 28, 2008

By:   /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:   January 28, 2008